INCOME TAX - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 61,245	$ 50,708
Valuation allowance	(61,245)	(50,708)
Net deferred tax assets	0	0
Non-capital loss carryforwards - Canada | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	22,310	20,168
Non-capital loss carryforwards - Canada | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,533	2,344
Non-capital loss carryforwards - Canada | Ireland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,327	10,391
Non-capital loss carryforwards - Canada | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,767	10,282
Deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,653	1,474
Research and Development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,538	1,681
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,102	4,361
Depreciation/Capital cost allowance differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 15	$ 7